STOCKHOLDERS’ DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Summarizes the Stock Option Activity

	Shares		Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	16,666,667		$0.30	7.76	$15,400,000
Granted	—		—		—
Forfeitures or expirations	—
Outstanding at December 31, 2020	16,666,667		$0.30	6.76	$15,296,667
Granted	—		—
Forfeitures or expirations	(16,666,667)		0.30		—
Outstanding at December 31, 2020	0	(1)	$—	—	—
Exercisable at December 31, 2020	0	(1)	$—	—	$—

(1)	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 16,666,667 shares at an average exercise price of $0.30 per share, representing 100% of all previously issued option.

Schedule of Options by Excerise Price Range

Options Outstanding(1)		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$-	-	-	-

Summarizes the Stock Warrant Activity

	Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	293,054,702	$0.0011	2.22	$1,023,306
Granted	79,785,156	0.0071	5.00	—
Increase due to reset provision	(9,722,222)	0.004	2.41	—
Exercised	(194,788,035)	0.004	1.66	1,427,826
Outstanding at June 30, 2021	168,329,601	$0.0039	3.49	$503,850
Exercisable at June 30, 2021	168,329,601	$0.0039	3.49	$503,850

	Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	1,847,447	$1.98
Granted	2,370,298	1.78
Exercised	(192,521)	1.80
Forfeitures or expirations	(14,113,000)	$1.98
Outstanding at December 31, 2019	4,011,111	2.15
Granted	6,980,769	0.01
Exercised	(192,521)	1.78
Increase due to reset provision	322,906,286	0.0004
Exercised	(40,843,463)	0.0027
Forfeitures or expirations	—
Outstanding at December 31, 2020	293,054,702	$0.0011	2.2	$1,023,306
Exercisable at December 31, 2020	293,054,702	$0.0011	2.27	$1,023,306